15. Intangible assets (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about intangible assets [line items]
Balances as Beginning	R$ 1,739,716	R$ 1,714,605
Additions	55,449	55,316
Disposals	(9,662)	(781)
Amortization	(38,218)	(29,424)
Balance as Ending	1,747,285	1,739,716
Goodwill [Member]
Disclosure of detailed information about intangible assets [line items]
Balances as Beginning	542,302	542,302
Additions	0	0
Disposals	0	0
Amortization	0	0
Balance as Ending	542,302	542,302
Airport Operating Rights [Member]
Disclosure of detailed information about intangible assets [line items]
Balances as Beginning	1,038,900	1,038,900
Additions	0	0
Disposals	0	0
Amortization	0	0
Balance as Ending	1,038,900	1,038,900
Software [Member]
Disclosure of detailed information about intangible assets [line items]
Balances as Beginning	158,514	133,403
Additions	55,449	55,316
Disposals	(9,662)	(781)
Amortization	(38,218)	(29,424)
Balance as Ending	R$ 166,083	R$ 158,514